Financial instruments (Tables)	6 Months Ended
Sep. 30, 2014
Schedule of Derivative Instruments

The following table presents the aggregate notional principal amounts of the Bank’s outstanding forward exchange and other derivative contracts as of March 31, 2014 and September 30, 2014, together with the fair values on each reporting date.

	As of March 31, 2014
	Notional		Gross Assets		Gross Liabilities		Net Fair Value
	(In millions)

Interest rate derivatives	Rs.	1,772,658.7	Rs.	10,766.4	Rs.	12,240.7	Rs.	(1,474.3)

Currency options		165,920.4		1,329.4		1,640.4		(311.0)

Currency swaps		71,041.3		5,055.9		3,326.6		1,729.3

Forward exchange contracts		4,753,861.2		125,327.6		106,968.6		18,359.0

Total	Rs.	6,763,481.6	Rs.	142,479.3	Rs.	124,176.3	Rs.	18,303.0

	As of September 30, 2014
	Notional		Gross Assets		Gross Liabilities		Net Fair Value		Notional		Net Fair Value
	(In millions)

Interest rate derivatives	Rs.	1,571,336.9	Rs.	6,235.1	Rs.	7,091.6	Rs.	(856.5)	US$	25,376.9	US$	(13.8)

Currency options		158,673.9		1,003.3		1,381.9		(378.6)		2,562.6		(6.1)

Currency swaps		72,146.2		5,657.7		3,094.2		2,563.5		1,165.2		41.4
Forward exchange contracts		6,931,001.7		72,611.1		65,159.1		7,452.0		111,934.8		120.3

Total	Rs.	8,733,158.7	Rs.	85,507.2	Rs.	76,726.8	Rs.	8,780.4	US$	141,039.5	US$	141.8

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes certain information related to derivative amounts recognized in income:

	Non-interest revenue, net – Derivatives for the six months period ended September 30,
	2013		2014		2014
	(In millions)

Interest rate derivatives	Rs.	(899.3)	Rs.	222.5	US$	3.6

Currency options		327.2		(477.8)		(7.7)

Currency swaps		1,696.2		1,015.6		16.4

Forward exchange contracts		3,451.4		(1,534.4)		(24.8)

Total gains/(losses)	Rs.	4,575.5	Rs.	(774.1)	US$	(12.5)

Amounts Subject to Enforceable Netting Arrangements

	As of March 31, 2014
	Amounts subject to enforceable netting arrangements
	Effects of offsetting on balance sheet						Related amounts not offset
	Gross Amounts		Amounts offset		Net amounts reported in the balance sheet		Financial instruments		Financial collateral (1)		Net amount
	(In millions)

Financial assets

Derivative assets	Rs.	142,479.3	Rs.	0	Rs.	142,479.3	Rs.	101,787.6	Rs.	9,191.9	Rs.	31,499.8

Securities purchased under agreements to resell		57,322.6		0		57,322.6		0		57,322.6		0

Financial liabilities

Derivative liabilities	Rs.	124,176.3	Rs.	0	Rs.	124,176.3	Rs.	101,787.6	Rs.	305.3	Rs.	22,083.4

(1)	Comprised of securities and cash collaterals. These amounts are limited to the asset/ liability balance, and accordingly, do not include excess collateral received/ pledged.

	As of September 30, 2014
	Amounts subject to enforceable netting arrangements
	Effects of offsetting on balance sheet						Related amounts not offset
	Gross Amounts		Amounts offset		Net amounts reported in the balance sheet		Financial instruments		Financial collateral (1)		Net amount		Net amount
	(In millions)

Financial assets

Derivative assets	Rs.	85,507.2	Rs.	0	Rs.	85,507.2	Rs.	63,569.4	Rs.	2,796.6	Rs.	19,141.2	US$	309.1

Securities purchased under agreements to resell		38,316.1		0		38,316.1		0		38,316.1		0		0

Financial liabilities

Derivative liabilities	Rs.	76,726.8	Rs.	0	Rs.	76,726.8	Rs.	63,569.4	Rs.	0	Rs.	13,157.4	US$	212.5
Securities sold under repurchase agreements		15,000.0		0		15,000.0		0		15,000.0		0		0

(1)	Comprised of securities and cash collaterals. These amounts are limited to the asset/ liability balance, and accordingly, do not include excess collateral received/ pledged.

Schedule of Guarantor Obligations

Details of guarantees and documentary credits outstanding are set out below:

	As of
	March 31, 2014		September 30, 2014		September 30, 2014
	(In millions)

Nominal values:

Bank guarantees:

Financial guarantees	Rs.	161,259.8	Rs.	146,315.0	US$	2,363.0

Performance guarantees		88,204.3		88,892.5		1,435.6

Documentary credits		192,095.2		288,095.1		4,652.7

Total	Rs.	441,559.3	Rs.	523,302.6	US$	8,451.3

Estimated fair values:

Guarantees	Rs.	(1,301.7)	Rs.	(1,357.7)	US$	(21.9)

Documentary credits		(179.0)		(247.7)		(4.0)

Total	Rs.	(1,480.7)	Rs.	(1,605.4)	US$	(25.9)